Shareholders' Equity - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Equity [Abstract]
Cumulative foreign currency translation adjustments, net	$ (2,004)	$ (1,501)	$ (1,382)
Unrecognized pension expenses	(31)	(45)	(95)
Net gains on cash flow derivative hedges and other	53	44	41
Accumulated other comprehensive (loss) income	$ (1,982)	$ (1,501)	$ (1,436)